Other Financial Assets - Schedule of Other Financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Current	$ 1	$ 4	$ 1
Non-current	168	284	$ 260
Other financial assets	169	288
Equity securities [member]
Disclosure of financial assets [line items]
Other financial assets	88	133
Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	73	98
Quoted equity shares [member] | Equity securities [member]
Disclosure of financial assets [line items]
Other financial assets		8
Shortfall reserve deposit [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	9	25
Ring fenced amounts to satisfy insurance claims, Cash [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	3	11
Ring fenced amounts to satisfy insurance claims, Money market funds [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	15	16
Other [member] | Equity securities [member]
Disclosure of financial assets [line items]
Other financial assets	88	125
Other [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	3	5
Bank accounts pledged as security [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	43	41
Trade and other receivables [member]
Disclosure of financial assets [line items]
Other financial assets	$ 8	$ 57